Consolidated Statements of Operations And Comprehensive loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses
General and administrative	$ 10,924,135	$ 7,484,105
Research and development	16,079,276	20,363,124
Total expenses	27,003,411	27,847,229
Other income/(expenses)
Interest income	1,159,943	862,969
Interest expense	(603,573)	(1,170,173)
Gain (loss) on sale of equipment	18,611	(4,846)
Foreign exchange gain (loss)	(159,214)	66,291
Convertible debt costs	(355,582)	0
Change in fair value of financial instruments	1,200,541	(836,595)
Total other income/(loss)	1,260,726	(1,082,354)
Loss before tax expense	(25,742,685)	(28,929,583)
Tax expense	(1,804)	(36,423)
Net loss for the year	(25,744,489)	(28,966,006)
Loss attributable to:
Owners of the Company	(25,502,536)	(28,220,796)
Non-controlling interest	(241,953)	(745,210)
Net loss for the year	(25,744,489)	(28,966,006)
Foreign currency translation adjustment	(1,454,003)	79,814
Comprehensive loss for the year	$ (27,198,492)	$ (28,886,192)
Loss per share – basic	$ (0.76)	$ (1.17)
Loss per share – diluted	$ (0.76)	$ (1.17)
Weighted average shares outstanding – basic	33,930,575	24,146,623
Weighted average shares outstanding – diluted	33,930,575	24,146,623